T. ROWE PRICE Intermediate Tax-Free High Yield Fund
May 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
ALABAMA  2.2%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 438
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 107
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 209
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(2) 205 117
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.00%, 1/1/22 (1)(2) 80 46
Jefferson County, Sewer Revenue, 5.00%, 10/1/39  500 542
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33
(Tender 10/1/24)  200 199
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  375 368
2,026
ALASKA  0.0%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  50 49
49
ARIZONA  2.2%
Arizona IDA, Series A, 4.00%, 7/15/27 (3) 120 119
Arizona IDA, Series A, 4.00%, 7/15/30 (3) 500 481
Arizona IDA, Series A, 4.00%, 7/15/33 (3) 100 96
Arizona IDA, Series A, 4.00%, 7/15/34 (3) 100 95
Arizona IDA, Series A, 4.00%, 7/15/35 (3) 250 235
Chandler IDA, VRDN, 4.00%, 6/1/49 (Tender 6/1/29) (4)(5) 175 174
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender
9/1/27) (4) 325 332
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 101
Salt Verde Financial, 5.00%, 12/1/32  300 312
Salt Verde Financial, 5.25%, 12/1/26  100 103
2,048
ARKANSAS  0.3%
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (4) 250 250
250
CALIFORNIA  5.1%
Burbank-Glendale-Pasadena Airport Auth., Brick Campaign,
Series B, 4.125%, 7/1/41 (4)(6) 250 244

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 758
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 162
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  93 90
California Housing Fin. Agency, Power Station Block, Series L,
5.20%, 12/1/27 (5) 250 250
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (3) 200 201
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (3) 410 398
California Municipal Fin. Auth., Mt. San Antonio Gardens
Project, Series B-1, 2.75%, 11/15/27  410 406
California PFA, Enso Village Project, 2.375%, 11/15/28 (3) 330 321
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  350 353
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 251
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 200 201
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 95
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  250 246
Del Mar Race Track Auth., 5.00%, 10/1/38  120 116
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 95
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 507
4,694
COLORADO  3.6%
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 101
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 97
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3) 450 367
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 504
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (4) 150 150
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  500 506
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO,
4.625%, 12/1/27 (Prerefunded 7/1/24) (7) 500 515
Park Creek Metropolitan Dist., Senior Limited Property,
Series A, 5.00%, 12/1/30  500 508
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 120

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 450
3,318
CONNECTICUT  0.5%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 352
Hamden Town, Whitney Center, 5.00%, 1/1/30  160 161
513
DELAWARE  3.0%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 173
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/25  385 383
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 98
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 240
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 141
Delaware State HFA, Beebe Medical Center Project, 5.00%,
6/1/30  835 857
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 653
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 256
2,801
DISTRICT OF COLUMBIA  1.8%
District of Columbia, Ingleside at Rock Creek, Series A,
4.125%, 7/1/27  200 197
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 226
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 99
District of Columbia, Ingleside at Rock Creek, Series A,
5.125%, 6/1/34 (3) 250 246
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 257
District of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 276
Metropolitan Washington Airports Auth. Dulles Toll Road,
Series B, Zero Coupon, 10/1/34 (8) 525 342
1,643
FLORIDA  6.5%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  200 202

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  125 127
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/25 (3) 100 99
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/31 (3) 100 92
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.00%, 6/15/34 (3) 250 255
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32  225 228
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 250
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 87
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  175 174
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (3)(4) 350 358
Golden Gem Community Dev. Dist., 5.15%, 5/1/31 (5) 250 250
Hammock Oaks Community Dev. Dist., Assesment Area Two,
5.00%, 5/1/31  340 340
Hobe-St. Lucie Conservancy Dist., 4.75%, 5/1/31  250 253
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 122
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 124
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 141
LTC Ranch West Residential Community Dev. Dist., Assesment
Area Three, 4.875%, 5/1/31  360 359
Marion Ranch Community Dev. Dist., 5.10%, 5/1/31 (3)(5) 240 240
Miami-Dade County Aviation Revenue, 5.00%, 10/1/34 (4) 500 501
Mirada Community Dev. Dist., Assesment Area Three, 4.75%,
5/1/31  250 248
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  350 338
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  120 104
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 230
Seminole County IDA, Series A, 4.00%, 6/15/36 (3) 315 292
Two Rivers West Community Dev. Dist., Series 2024, 4.80%,
5/1/31 (3) 250 248
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (3) 110 110
West Villages Improvement Dist., Assesment Area, 4.50%,
5/1/31  235 233
6,005

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
GEORGIA  3.3%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(2) 200 90
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(2) 200 90
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (3) 165 160
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (3) 300 268
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (3) 150 124
Augusta Airport, Series A, 5.00%, 1/1/35  250 251
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 395 386
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 365 368
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  500 522
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  250 264
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  125 133
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  125 131
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 250 251
3,038
GUAM  0.4%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (4) 255 256
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 129
385
IDAHO  0.1%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 100
100
ILLINOIS  6.2%
Chicago, GO, 5.50%, 1/1/34  350 352
Chicago, Series A, GO, 5.00%, 1/1/27  145 149
Chicago, Series A, GO, 5.00%, 1/1/27 (9) 55 57
Chicago, Series A, GO, 5.00%, 1/1/34  500 539
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 161
Chicago Wastewater Transmission, 5.00%, 1/1/28  355 357
Chicago Wastewater Transmission, 5.00%, 1/1/28 (Prerefunded
1/1/25) (7) 145 146
Illinois, GO, 5.00%, 5/1/32  250 250

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Illinois, GO, 5.00%, 11/1/37  1,000 1,014
Illinois, GO, 5.50%, 5/1/25  125 127
Illinois, Series A, GO, 5.00%, 10/1/25  250 254
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  185 173
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 134
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 137
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  450 454
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 258
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 151
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/31 (10) 100 75
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/35 (10) 660 405
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, 5.00%, 12/15/27  500 507
5,700
INDIANA  1.8%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 175 167
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.50%, 3/1/39  250 268
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  425 421
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%,
11/1/30  100 88
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 324
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 266
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (3)(4) 100 102
1,636
IOWA  0.4%
Iowa Fin. Auth., UnityPoint Health, Series F, VRDN, 3.85%,
7/1/41  350 350
350
KENTUCKY  1.5%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 449
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  250 251
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 526

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 199
1,425
LOUISIANA  2.0%
Louisiana Local Gov't Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  250 236
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  300 300
New Orleans Sewerage Service, 5.00%, 6/1/32 (Prerefunded
6/1/25) (7) 400 405
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 300 328
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 150 164
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  250 246
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 191
1,870
MARYLAND  7.7%
Baltimore, Convention Center Hotel, 5.00%, 9/1/26  130 130
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 299
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  100 99
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 99
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (3) 285 244
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 284
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  100 97
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  100 95
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 100 101
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (3) 540 544
Maryland Economic Dev., Marine Terminal, 5.75%, 9/1/25  255 257
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  400 363
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (4) 1,150 1,162
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 168
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 251
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 550

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 260
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 208
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (6) 60 61
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (6) 155 158
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 152
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 100 101
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (3) 440 449
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 308
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 100
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 101
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 96
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 208
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  25 25
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 140
7,110
MASSACHUSETTS  0.1%
Massachusetts Dev. Fin. Agency, UMass Boston Student
Housing, 5.00%, 10/1/24  100 100
100
MICHIGAN  2.6%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33  250 248
Detroit, GO, 5.00%, 4/1/37  500 508
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 353
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  95 90
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28  500 504
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 263
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (4) 400 398

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  100 12
2,376
MINNESOTA  0.3%
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  100 108
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 175
283
MISSOURI  0.8%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  70 62
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%,
8/15/25  215 215
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  55 55
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.00%, 6/1/29  150 151
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (3) 250 242
725
NEVADA  0.5%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 259
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 93
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  100 100
452
NEW HAMPSHIRE  1.2%
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  171 159
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  234 222
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  149 134
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (7) 250 239
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  208 190
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 100 81
New Hampshire HEFA, Hillside Village, Series A, 5.25%,
7/1/27 (1)(2)(3) 125 —
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 101
1,126

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
NEW JERSEY  2.0%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (4)(9) 85 85
New Jersey, GO, 2.00%, 6/1/37  250 181
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 530 530
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  370 364
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 98
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (4) 125 126
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  500 443
1,827
NEW YORK  5.8%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (3) 200 187
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3) 205 205
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 100 95
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)
(4) 100 100
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3) 100 100
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (3) 100 87
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (3) 400 348
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 237
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 300 292
Dormitory Auth. of the State of New York, Pace Univ.,
Unrefunded Balance, Series A, 5.00%, 5/1/25  20 20
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 101
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/28  75 75
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/29  175 174
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (1)(2)(3) 225 225
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (1) 518 155

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 400 402
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 200 201
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (3)(4) 250 256
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (4) 60 58
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (4) 315 315
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 850 850
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (4) 495 508
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (4) 120 126
Westchester County Local Dev., Medical Center Obligated,
5.25%, 11/1/31 (6) 200 218
5,335
NORTH CAROLINA  0.6%
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25  85 85
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 306
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  160 161
552
NORTH DAKOTA  0.3%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (6) 250 264
264
OHIO  2.3%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 384
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,190 1,065
Cleveland Airport, Series A, 5.00%, 1/1/29 (6) 125 125
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 253
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 95
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (3)(4) 220 218
2,140
OKLAHOMA  0.9%
Oklahoma County Fin. Auth., Astec Project, 5.25%, 6/15/34 (3) 250 249

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 105
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 1
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 510
865
PENNSYLVANIA  3.9%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (3) 195 197
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (3) 100 101
Butler County Hosp. Auth., 5.00%, 7/1/25  125 124
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (3) 90 87
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (3) 175 153
Doylestown Hosp. Auth., 5.00%, 7/1/31 (3) 250 253
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 133
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28 (Prerefunded 1/15/25) (7) 200 202
Montgomery County IDA, Constellation Energy, Series A,
VRDN, 4.10%, 4/1/53 (Tender 4/3/28)  250 253
Pennsylvania Economic DFA, 5.00%, 12/31/38 (4) 250 250
Pennsylvania Economic DFA, 5.25%, 6/30/35 (4) 500 546
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 200 219
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%,
4.375%, 7/1/39 (8) 125 113
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%,
10/1/53  290 303
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  310 313
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 202
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3) 145 149
3,598
PUERTO RICO  9.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 524 325
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 594 306
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 399 252
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 1,250 1,312
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,250 1,302

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  14 14
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 152
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  85 85
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  90 88
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  160 155
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  90 83
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  95 96
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 882
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 100
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 406
Puerto Rico Electric Power Auth., Series CCC, 4.25%,
7/1/23 (2)(12) 100 26
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(12) 100 26
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (6) 130 129
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)
(12) 200 53
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(12) 120 32
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24 (6) 50 50
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(12) 100 26
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(12) 245 64
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  200 178
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 993
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 380
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 319
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  363 361

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  416 413
8,608
RHODE ISLAND  0.2%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24  200 199
199
SOUTH CAROLINA  0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (2) 447 268
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (2) 63 26
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (2) 185 13
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 213
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(4) 200 20
South Carolina Jobs Economic Dev. Auth., Woodlands at
Furman, Series A, 5.00%, 11/15/30  85 86
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26) (4) 150 150
776
TENNESSEE  0.8%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, CDFI, 5.00%, 10/1/32  195 196
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 4.75%, 7/1/27 (2) 100 88
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 5.50%, 7/1/37 (2) 100 76
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3) 100 99
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 280
739
TEXAS  6.9%
Arlington Higher Ed. Fin., VRDN, 4.875%, 6/15/56 (Tender
6/15/26) (3) 250 252
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 250
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  450 451
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 100
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 330
Conroe Local Gov't, Convention Center Hotel, 3.50%,
10/1/31 (3) 385 307

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4) 680 680
Harris County Cultural Ed. Fac. Fin., Methodist Health,
Series 9C - 1, TECP, 4.05%, 6/3/24  100 100
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30 (4) 500 502
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (4) 100 100
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24 (4) 310 310
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 97
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (4) 225 225
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 500 497
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 505
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series B, VR, 2.00%, 11/15/61, (2.00% PIK) (2)(13) 158 58
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A,
5.00%, 11/15/26  245 238
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (7) 50 52
North East Texas Regional Mobility Auth., Senior Lien, 5.00%,
1/1/26  200 202
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 345 307
Port of Beaumont Navigation Dist., Jefferson Gulf Coast
Energy, Series A, 5.00%, 1/1/39 (3)(4)(5) 250 250
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 525
6,338
UTAH  0.6%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 429
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 100 99
528
VIRGINIA  4.4%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (7) 260 264
Botetourt County, Residential Care Fac., Glebe, Series A,
6.00%, 7/1/34  150 150
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (3) 70 70
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/31  250 263
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 375
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  150 151

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community - Harbor, Series B, 4.00%, 1/1/25  160 159
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  100 96
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 100 100
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (4) 445 468
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (4) 695 731
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (4) 265 264
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (4) 400 385
Virginia Small Business Fin. Auth., Pure Salmon Virginia LLC,
VRDN, 5.00%, 11/1/52 (Tender 11/15/24) (4) 100 100
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/32 (4) 500 526
4,102
WASHINGTON  1.6%
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (3) 100 97
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 195
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/29  300 313
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  747 647
Washington State Housing Fin. Commission, Transforming Age
Project, Series A, 5.00%, 1/1/34 (3) 245 229
1,481
WEST VIRGINIA  1.4%
Monongalia County, Series A, 5.00%, 6/1/33 (3) 210 214
West Virginia Economic Dev. Auth., Appalachian Power, VRDN,
0.625%, 12/1/38 (Tender 12/15/25)  750 697
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (4) 200 201
West Virginia Economic Dev. Auth., Mitchell Project,
Series 2014-A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (4) 150 151
1,263
WISCONSIN  3.7%
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN,
4.00%, 4/1/48  100 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
3.95%, 4/1/48  300 300
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (4) 500 489
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (3) 250 258
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (3) 250 268
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3) 80 80
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (3) 475 492
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (3) 95 89
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (4) 445 398
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 231
Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27 (9) 250 262
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (3) 100 98
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3) 235 243
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3)(9) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (3) 100 102
3,426
Total Investments in Securities  99.6%
(Cost $94,910) $ 92,064
Other Assets Less Liabilities 0.4% 329
Net Assets 100.0% $ 92,393
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $19,193 and represents 20.8% of net assets.
(4) Interest subject to alternative minimum tax.
(5) When-issued security
(6) Insured by Assured Guaranty Municipal Corporation
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Assured Guaranty Corporation
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund’s shareholders.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments
19
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2024 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F100-054Q1 05/24